Segmented information (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Revenue:	$ 3,500,000	$ 1,514,639	$ 1,291,714	$ 4,931,834
Consulting Services [Member]
Sales Revenue:		706,784	437,904	170,850
Licensing [Member]
Sales Revenue:		$ 807,855	$ 853,810	$ 4,760,984